Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 99,077,831	$ 80,653,398
Trade and other receivables	7,744,675	6,156,300
Other current assets	22,419	193,265
Claims receivable	61,697,544	55,475
Inventories	1,899,887	3,891,147
Advances and prepayments	1,145,504	733,212
Assets held for sale	24,945,022	0
Fair value of derivatives	0	387,608
Total current assets	196,532,882	92,070,405
Non current assets
Operating lease right-of-use assets	104,801	0
Vessels, net	491,413,817	608,214,416
Other receivables	171,275	370,053
Restricted cash	0	3,867,752
Investments in joint ventures	23,467,353	27,717,238
Total non current assets	515,157,246	640,169,459
Total assets	711,690,128	732,239,864
Current liabilities
Payable to related parties	1,045,962	388,130
Trade accounts payable	9,881,737	10,994,434
Accrued and other liabilities	4,443,142	4,922,587
Operating lease liabilities	104,801	0
Deferred income	5,665,271	4,304,667
Current portion of long-term debt	0	23,333,814
Total current liabilities	21,140,913	43,943,632
Non current liabilities
Deferred income	222,605	213,563
Long-term debt	0	61,555,855
Total non current liabilities	222,605	61,769,418
Total liabilities	21,363,518	105,713,050
Commitments and contingencies
Stockholders' equity
Capital stock, 5,000,000 preferred shares authorized and zero outstanding with a par value of $0.01 per share, 100,000,000 common shares authorized, 37,041,373 shares issued and outstanding at December 31, 2024 and 37,185,686 shares issued and outstanding at December 31, 2025 with a par value of $0.01 per share	371,857	370,414
Additional paid-in capital	413,450,279	409,912,934
Retained earnings	276,504,474	215,855,858
Accumulated other comprehensive income	0	387,608
Total stockholders' equity	690,326,610	626,526,814
Total liabilities and stockholders' equity	$ 711,690,128	$ 732,239,864